Note 23 - Employee Benefits - Plan Assets (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Line Items [Line Items]
Balance	R$ 2,104.2	R$ 2,213.3
Administrative costs	3.4	3.7	R$ 3.4
Expected Return excluding interest income	208.5	544.5	86.3
Balance	2,252.3	2,104.2	2,213.3
Plan assets [member]
Statement Line Items [Line Items]
Balance	3,845.2	3,781.4	3,550.1
Interest Income	273.3	274.7	259.5
Administrative costs	(3.4)	(3.7)	(3.4)
Expected Return excluding interest income	(64.8)	269.8	(173.2)
Acquisition through business combination		73.5
Contributions by employer	183.2	175.9	107.6
Contributions by plan participants	4.5	5.6	5.2
Exchange differences	166.8	(315.3)	428.5
Benefits paid excluding costs of administration	(398.6)	(416.7)	(392.9)
Balance	R$ 4,006.2	R$ 3,845.2	R$ 3,781.4